SCHEDULE OF MATURITIES OF FINANCE LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Less than 1 year	$ 13,022	$ 12,946
More than 1 year	26,044	38,839
Total undiscounted lease payments	39,066	51,785
Less: discount	(3,452)	(6,058)
Present value of finance lease liabilities	35,614	45,727
Current liability	11,125	10,319
Non-current liability	24,489	35,408
Total	$ 35,614	$ 45,727